Stock Based Compensation (Details)	12 Months Ended
Dec. 31, 2012
Risk free interest rate, Minimum	1.3177%
Risk free interest rate, Maximum	1.4864%
Volatility Rate, Minimum	163.46%
Volatility Rate, Maximum	170.57%
Dividend yield	0.00%
Expected option life	10 years